Note 11 - Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Notes to Financial Statements
Income Tax Disclosure [Text Block]
(
11
)   Income Taxes

During the
three
and
nine
months ended
September 30, 2019
and
2018,
there was
no
income tax expense or benefit for federal or state income taxes in the accompanying condensed consolidated statement of operations due to the Company’s net loss and a full valuation allowance on the resulting deferred tax assets.

As of
September 30, 2019,
the Company retains a full valuation allowance on its deferred tax assets in all jurisdictions. The realization of its deferred tax assets depends primarily on its ability to generate future taxable income which is uncertain. The Company does not
believe that its deferred tax assets are realizable on a more-likely-than-
not
basis; therefore, the net deferred tax assets have been fully offset by a valuation allowance.

(14)	Income Taxes

The Company’s provision for income taxes for the years ended
December 31, 2018,
2017
and
2016
was
$0
for all years.

The provision for income taxes differs from the amount which would result by applying the federal statutory income tax rate to pre-tax loss for the years ended
December 31, 2018,
2017
and
2016.
The reconciliation of the provision computed at the federal statutory rate to the Company’s provision (benefit) for income taxes was as follows (in thousands):

	Years ended December 31,
	2018	2017	2016
Tax at federal statutory rate	$(2,937)	$(4,185)	$(3,505)
State, net of federal benefit	(455)	(1,238)	(315)
Research and development credit	(236)	(135)	(89)
Stock-based compensation	440	344	136
Nondeductible interest	—	—	590
Warrant and derivative revaluation	—	—	328
Change in Federal tax rate	—	8,172	—
Other	22	7	94
Change in valuation allowance	3,166	(2,965)	2,761
Total provision for income taxes	$—	$—	$—

Deferred income taxes reflect the net tax effects of temporary differences between carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes as well as net operating loss and tax credit carryforwards, net of any adjustment for unrecognized tax benefits. The components of the net deferred income tax assets as of
December 31, 2018
and
2017
were as follows (in thousands):

	December 31,
	2018	2017
Accrued compensation	$84	$110
Inventory adjustments	276	449
Depreciation and amortization - noncurrent	113	146
Share-based compensation	648	558
Net operating loss and tax credit carryforwards - noncurrent	20,698	17,368
Other	12	34
Gross deferred tax asset	21,831	18,665
Valuation allowance	(21,831)	(18,665)
Net deferred tax asset	$—	$—

The Company has approximately
$69.2
million and
$54.4
million of federal and state net operating loss carryforwards, respectively, as of
December 31, 2018.
For tax reporting purposes, operating loss carryforwards are available to offset future taxable income; such carryforwards expire in varying amounts beginning in
2022
and
2028
for federal and state purposes, respectively, with
2018
federal NOLs having
no
expiration date. Under current federal and California law, the amounts of and benefits from net operating losses carried forward may
be impaired or limited in certain circumstances. Events which may
cause limitations in the amount of net operating losses that the company may
utilize in any
one
year include, but are
not
limited to, a cumulative ownership change of more than
50%
over a
three
-year period.

Generally, utilization of the net operating loss carryforwards and credits may
be subject to a substantial annual limitation due to the ownership change limitations provided by section
382,
which discusses limitations on NOL carryforwards and certain built-in losses following ownership changes, and section
383,
which discusses, special limitations on certain excess credits, etc., of the Internal Revenue Code (IRC) of
1986,
as amended and similar state provisions. Accordingly, our ability to utilize net operating losses carryforwards may
be limited, potentially significantly, as the result of such an “ownership change”. The Company has not
yet performed a comprehensive study to determine if it has undergone any ownership changes. If the Company is able to potentially utilize its net operating loss carryforwards, it will perform a comprehensive section
382
study to determine what, if any, limitation on its ability to utilize its NOLs exists.

At
December
31,
2018,
the Company has federal and state research and development credits of approximately
$2.0
million and
$1.5
million available to offset future federal and state income taxes, respectively. The federal tax credit carryforward expires beginning in
2028.
The state credit carryforwards have
no
expiration.

The Company does
not
believe that these assets are realizable on a more-likely than not
basis; therefore, the net deferred tax assets have been fully offset by a valuation allowance. The Company did not
have deferred tax liabilities as of
December 31, 2018
or
2017.
The net increase in the total valuation allowance for the year ending
December 31, 2018
is
$3.2
million, primarily from the net operating losses generated. The net decrease in the total valuation allowance for the year ending
December 31, 2017
was
$3.0
million, primarily from the decrease in Federal Tax Rate applied to deferred tax assets, with an offsetting increase from net operating losses generated.

No
liability related to uncertain tax positions is reported in the financial statements.

The aggregate changes in the balance of gross unrecognized tax benefits were as follows (in thousands):

	December 31,
	2018	2017
Balance, beginning of year	$725	$608
Additions based on tax positions related to the current year	166	117
Additions (reductions) for tax positions related to prior years	—	—
Balance, end of year	$891	$725

Recognition of approximately
$636,000
and
$511,000
of unrecognized tax benefits would impact the effective rate at
December 31, 2018
and
2017
respectively, if recognized. Contributing to the increase in amount impacting the rate in
2017
was the consideration of the federal tax rate change as a result of the Tax Act. Increases in
2018
relate to increased research and development activity.

The Company is subject to U.S. federal, California, Colorado, Florida and Minnesota income taxes. Tax regulations within each jurisdiction are subject to the interpretation of the related tax laws and regulations and require significant judgment to apply. The Company was incorporated in
2002
and is subject to U.S. federal, state, and local tax examinations by tax authorities for all prior years.

US Tax Reform - Impact of the Tax Cuts and Jobs Act

On
December 22, 2017,
the Tax Cuts and Jobs Act (H.R.
1
) (the “Tax Act”) was signed into law. The Tax Act contains significant changes to corporate taxation, including; (i) the reduction of the corporate income tax rate from a maximum rate of
35%
to
21%,
(ii) the acceleration of expensing for certain business assets, (iii) the one
-time transition tax related to the transition  of U.S. international tax from a worldwide tax system to a territorial tax system, (iv) the repeal of the domestic production deduction, (v) additional limitations on the deductibility of interest expense, (vi) expanded limitations on executive compensation, (vii) acceleration of tax revenue recognition, (viii) capitalization of research and development expenditures and (ix) creation of new minimum taxes such as the base erosion anti-abuse tax (“BEAT”) and Global Intangible Low Taxed Income (“GILTI”) tax.

After the enactment of the Tax Act, the Securities and Exchange Commission ("SEC") staff issued Staff Accounting Bulletin
No.
118
("SAB
118"
) to address the application of U.S. GAAP in situations when an entity does not
have the necessary information available, prepared or analyzed (including computations) in reasonable details to complete the accounting for certain income tax effects of the Act. The Company has made adjustments to reduce its deferred tax assets and liabilities as of
December 31, 2017,
based on the reduction of the U.S. federal corporate rate from
34%
to
21%
and assessed the reliability of its deferred tax assets based on its understanding of the provisions of the new law. As of
December 31, 2018,
the Company completed its assessment of the impact of the Tax Act and determined no
additional adjustments are required.

The Company has considered required policy elections with respect to its treatment of potential base erosion anti-abuse tax (“BEAT”) and Global Intangible Low Taxed Income (“GILTI”). Companies can either account for taxes on BEAT and GILTI as incurred or recognize deferred taxes when basis differences exist that are expected to affect the amount of the BEAT and GILTI inclusion upon reversal. The Company has considered the provisions of the Act associated with BEAT and GILTI and noted that these are not
applicable as of
December 31, 2018.
The Company expects to account for any taxes on BEAT and GILTI as incurred if applicable.